Stock Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 16, 2017	Feb. 15, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 10, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock provided						8,700,000
Aggregate intrinsic value			$ 29,400
Aggregate intrinsic value exercisable			$ 13,600
Quoted closing market price			$ 25.76
Weighted average contractual term			1 year 1 month 39 days
Total intrinsic value of options exercised			$ 1,600	$ 1,300	$ 200
Tax related benefits realized from the exercise of stock options			500	300	100
Stock-based compensation expense			12,362	9,450	5,524
Stock based long term liability			1,400	0	1,400
Stock based current liability			0	1,000	0
Unrecognized compensation expense related to unvested stock options			$ 6,900
Weighted average remaining requisite service period of unvested stock awards			1 year 10 months 24 days
Fair value of option shares vested			$ 3,000	1,300	1,500
Options granted			668,000
Restricted stock or unit expenses				0	3,023
Aggregate intrinsic value for the restricted stock and restricted stock units outstanding			$ 28,900
Tax benefits recognized for stock based compensation			$ 4,300	3,400	1,900
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares			3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares			4 years
Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares that may be issued pursuant to options or restricted stock grants			3,481,569
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining requisite service period of unvested stock awards			1 year 9 months 4 days
Restricted stock or unit expenses			$ 6,600	4,700	3,000
Unrecognized compensation expense related to unvested restricted stock and restricted stock units			12,500
Fair value of restricted stock and restricted stock units vested			$ 4,600	800	900
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period			5 years
Maximum vesting period			10 years
Stock-based compensation expense			$ 5,900	$ 4,700	$ 2,500
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	444,491	590,128
Share Based Compensation Arrangement By Share Based Payment Award Options and Restricted Stock Grants In Period Fair Value	$ 9,300	$ 12,400
Subsequent Event [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	3 years	3 years
Restricted stock grants	174,561	228,174
Weighted average fair value, Granted	$ 26.86	$ 27.26
Subsequent Event [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares	3 years	3 years
Restricted stock grants	174,561	228,174
Weighted average fair value, Granted	$ 26.86	$ 27.26